Long-term debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Long-Term Debt [Abstract]
Revolving credit facility	$ 1,392,206	$ 899,595
Senior unsecured notes	404,001	370,735
Long-term debt	$ 1,796,207	$ 1,270,330